SUBSEQUENT EVENTS (Details)				12 Months Ended
	Apr. 11, 2022 shares	Mar. 07, 2022 item	Jan. 26, 2022 USD ($)	Dec. 31, 2021 shares	Apr. 18, 2022 USD ($)	Apr. 12, 2022 USD ($)	Feb. 11, 2022 $ / shares shares
Subsequent Event [Line Items]
Issuance of shares (in shares)				4,500
Three Independent directors
Subsequent Event [Line Items]
Issuance of shares (in shares)	15,000
Two Non Independent directors
Subsequent Event [Line Items]
Issuance of shares (in shares)	10,000
Subsequent events.
Subsequent Event [Line Items]
Interest rate per annum		48.00%
Warrants exercisable price | $ / shares							$ 4.00
Number of Townhouse Units Expected to be Developed by Borrower | item		139
Subsequent events. | Maximum
Subsequent Event [Line Items]
Shares of common stock purchasable upon the exercise of the warrants							2,697,603
Subsequent events. | 33.33% Promissory Note
Subsequent Event [Line Items]
Face value of investment | $			$ 1,125,000
Interest rate			33.33%
Promissory note term			120 days
Subsequent events. | Loan payable
Subsequent Event [Line Items]
Advanced principal repayment of short-term loan | $					$ 1,800,000	$ 3,900,000
Short term debt, interest rate					23.00%	12.00%